Trade and other receivables - ECL (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade notes and accounts receivable
Trade and other receivables
Financial assets at beginning of period	€ 8,065
Financial assets at end of period	9,497	€ 8,065
Trade notes and accounts receivable | Accumulated impairment
Trade and other receivables
Financial assets at beginning of period	(4,254)	(3,221)
Additions	(6,178)	(4,847)
Reversal	318	499
Use of provision	(2,025)	(3,405)
Effect of translation	(194)	(90)
Financial assets at end of period	(8,283)	(4,254)
Other receivables | Accumulated impairment
Trade and other receivables
Financial assets at beginning of period	(484)	(385)
Additions	(71)	(119)
Reversal	54	31
Effect of translation	(2)	(11)
Financial assets at end of period	€ (503)	€ (484)